Consolidated and Combined Carve-Out Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents (Notes 2(f) and 11)	$ 30,746	$ 28,836
Restricted cash (Notes 2(g) and 11)		458
Trade accounts receivable, less allowance for doubtful accounts of $0 in, 2014 and $0 in 2013 (Notes 2(h) and 12(a))	0	0
Amounts due from related parties (Note 18(d))	130	77
Inventories (Note 2(i))	915	578
Current portion of derivative assets (Notes 2(p), 10 and 11)		248
Other current assets (Notes 2(j) and 12(b))	3,958	1,814
Total current assets	35,749	32,011
Vessels and equipment (Notes 2(k), 2(l), 2(m), 13 and 18(a)):
Vessels	1,131,321	692,926
Less accumulated depreciation and amortization	(109,464)	(75,141)
Vessels and equipment, net	1,021,857	617,785
Goodwill (Notes 2(n), 14 and 22)	6,217	5,750
Deferred debt issuance cost (Note 2(o))	3,959	2,010
Derivative assets (Notes 2(p), 10 and 11)	2,966	2,617
Total assets	1,070,748	660,173
Current liabilities:
Trade accounts payable (Note 18(e))	1,869	1,107
Accrued expenses (Note 15)	2,735	2,642
Current portion of long-term debt (Notes 11 and 16)	38,718	29,269
Current portion derivative liabilities (Notes 2(p), 10 and 11)	7,450	2,124
Income taxes payable (Notes 2(q) and 17)	362	743
Current portion of contract liabilities (Notes 2(n) and 14(b))	1,518	1,518
Prepaid charter and deferred revenue (Note 2(r))	6,751	4,471
Amount due to related parties (Note 18(d))	628	163
Total current liabilities	60,031	42,037
Long-term liabilities:
Long-term debt (Notes 11 and 16)	562,503	310,359
Contract liabilities (Notes 2(n) and 14(b))	11,275	12,793
Deferred tax liabilities (Notes 2(q) and 17)	1,402	2,141
Long-term debt from related parties (Notes 11 and 16)	12,000	10,349
Other long-term liabilities (Note 2(r)	4,172	567
Total liabilities	651,383	378,246
Commitments and contingencies (Notes 2(s) and 19)
Partners' capital:
Subordinated unitholders	103,680	107,857
General partner interest	8,141	5,297
Total partners' capital	419,365	281,927
Total liabilities and equity	1,070,748	660,173
Common Units [Member]
Partners' capital:
Total partners' capital	$ 307,544	$ 168,773